Document and Entity Information	Aug. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	ZAI LAB LIMITED
Entity Incorporation, State or Country Code	E9
Entity File Number	001-38205
Entity Tax Identification Number	98-1144595
Entity Address, Address Line One	4560 Jinke Road
Entity Address, Address Line Two	Bldg. 1
Entity Address, Address Line Three	Fourth Floor
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Region	Pudong
Entity Address, Postal Zip Code	201210
Country Region	86
City Area Code	21
Local Phone Number	6163 2588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 10 Ordinary Shares, par value $0.000006 per share
Trading Symbol	ZLAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001704292
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	314 Main Street
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Country	US
Entity Address, Postal Zip Code	02142